Patent (Details) - Schedule of Gross Carrying Amount, Accumulate - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2022	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Graphite production, Acquisition cost	$ 6,474,000	$ 6,473,888
Graphite production, Accumulated amortization	(863,000)	(215,796)	$ (647,000)
Graphite production, Net carrying amount	5,611,000	6,258,092	5,827,000
Graphite production [Member]
Finite-Lived Intangible Assets [Line Items]
Graphite production, Acquisition cost	216,000	215,796
Graphite production, Accumulated amortization	(29,000)	(7,193)	(22,000)
Graphite production, Net carrying amount	187,000	208,602	194,000
Graphene production [Member]
Finite-Lived Intangible Assets [Line Items]
Graphite production, Acquisition cost	6,258,000	6,258,092
Graphite production, Accumulated amortization	(834,000)	(208,603)	(625,000)
Graphite production, Net carrying amount	$ 5,424,000	$ 6,049,490	$ 5,633,000